Company Financial Statements (Parent Company Only)	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Company Financial Statements
29. Company Financial Statements (Parent Company Only)
The Company performed a test on the restricted net assets of its consolidated subsidiaries and VIEs in accordance with Securities and Exchange Commission Regulation
S-X
Rule
4-08
(e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial information for the Company only (parent company only).
The subsidiaries did not pay any dividend to the Company for the years presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements are not the general-purpose financial statements of the reporting entity and should be read in conjunction with notes to consolidated financial statements of the Company.
As of December 31, 2023 and 2024, except for the investment commitment disclosed in Note 27(a), the Company did not have significant capital and other commitments, or guarantees.

Condensed Balance Sheets	As of December 31,
	2023	2024
ASSETS
Current assets
Cash and cash equivalents	5,187,597	1,651,285
Short-term deposits	7,906,283	11,938,371
Long-term deposits, current portion	1,852,070	—
Prepayments and other current assets	46,685	15,502

Total current assets	14,992,635	13,605,158

Non-current assets
Investments in subsidiaries and VIEs	21,126,723	17,114,366
Long-term investments	618,629	724,548

Total non-current assets	21,745,352	17,838,914

Total assets	36,737,987	31,444,072

Condensed Balance Sheets (continued)	As of December 31,
	2023	2024
LIABILITIES
Current liabilities
Accruals and other liabilities	15,987	1,344

Total current liabilities	15,987	1,344

Non-current liabilities
Derivative liability	393,473	167,940

Total non-current liabilities	393,473	167,940

Total liabilities	409,460	169,284

SHAREHOLDERS’ EQUITY
Class A Ordinary shares	103	104
Class B Ordinary shares	21	21
Additional paid-in capital	70,198,031	70,671,685
Statutory and other reserves	60,035	95,019
Accumulated deficit	(35,760,301)	(41,585,549)
Accumulated other comprehensive income	1,830,638	2,093,508

Total shareholders’ equity	36,328,527	31,274,788

Total liabilities and shareholders’ equity	36,737,987	31,444,072

Condensed Statements of Comprehensive Loss	For the Year Ended December 31,
	2022	2023	2024
Operating expenses
Selling, general and administrative expenses	(22,896)	(28,511)	(16,706)

Total operating expenses	(22,896)	(28,511)	(16,706)

Fair value gain on derivative liability relating to the contingent consideration	—	29,339	234,245

(Loss) gain from operations	(22,896)	828	217,539
Interest income	314,668	601,475	783,148
Equity in loss of subsidiaries and VIEs	(7,074,057)	(10,165,831)	(6,376,372)
Other non-operating income, net	35,867	17,718	88,592
Exchange loss from foreign currency transactions	(2,380,873)	(473,467)	(455,608)
Investment loss on long-term investments	(75,155)	(821)	(18,489)
Fair value gain (loss) on derivative assets or derivative liabilities	59,357	(410,417)	—

Loss before income tax expenses and share of results of equity method investees	(9,143,089)	(10,430,515)	(5,761,190)

Income tax expenses	—	—	(5)
Share of results of equity method investees	4,117	54,740	(29,069)

Net loss	(9,138,972)	(10,375,775)	(5,790,264)

Net loss attributable to ordinary shareholders of XPeng Inc.	(9,138,972)	(10,375,775)	(5,790,264)
Net loss	(9,138,972)	(10,375,775)	(5,790,264)
Other comprehensive income
Foreign currency translation adjustment, net of tax	3,192,573	286,614	262,870

Total comprehensive loss attributable to XPeng Inc.	(5,946,399)	(10,089,161)	(5,527,394)

Comprehensive loss attributable to ordinary shareholders of XPeng Inc.	(5,946,399)	(10,089,161)	(5,527,394)

Condensed Statements of Cash Flows	For the Year Ended December 31,
	2022	2023	2024
Cash flows from operating activities	175,195	520,066	683,003

Cash flows from investing activities
Maturity (placement) of term deposits	3,099,780	4,164,149	(1,961,056)
Investment in equity investees	(6,934,426)	(5,306,987)	(2,257,875)
Cash paid for long-term investments	(409,363)	(188,681)	(144,192)
Maturities of derivative assets or derivative liabilities	10,752	—	—
Net cash used in investing activities	(4,233,257)	(1,331,519)	(4,363,123)

Cash flows from financing activities
Payments of listing expenses	(1,830)	—	—
Proceeds from issuance of ordinary shares to Volkswagen	—	5,019,599	—

Net cash provided by (used in) financing activities	(1,830)	5,019,599	—

Effects of exchange rate changes on cash, cash equivalents and restricted cash	500,454	27,795	143,808
Net (decrease) increase in cash, cash equivalents and restricted cash	(3,559,438)	4,235,941	(3,536,312)
Cash, cash equivalents and restricted cash at beginning of the year	4,511,094	951,656	5,187,597

Cash, cash equivalents and restricted cash at end of the year	951,656	5,187,597	1,651,285

(i) Basis of presentation
The Company’s accounting policies are the same as the Group’s accounting policies with the exception of the accounting for the investments in subsidiaries and VIEs.
For the Company only condensed financial information, the Company records its investments in subsidiaries and VIEs under the equity method of accounting as prescribed in ASC 323, Investments—Equity Method and Joint Ventures.
Such investments are presented on the Condensed Balance Sheets as “Investments in subsidiaries and VIEs” and shares
o
f the subsidiaries and VIEs’ loss are presented as “Equity in loss of subsidiaries and VIEs” on the Condensed Statements of Comprehensive Loss. The parent company only condensed financial information should be read in conjunction with the Group’s consolidated financial statements.